Segment Information, Geographic Data, and Significant Customers (Details) - Revenue by geographic areas (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Segment Revenue	$ 389,547	$ 316,177	$ 176,608	$ 20,158	$ 73,233	$ 37,906	$ 89,088	$ 44,905	$ 351,032	$ 814,282	$ 269,999	$ 586,176	$ 522,931
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Segment Revenue												495,547	207,045
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Segment Revenue												47,159	297,371
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Segment Revenue												$ 43,470	$ 18,515